Labor and Social Security Liabilities - Schedule of Salaries (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Salaries [Line Items]
Total salaries	$ 64,245	$ 30,927
Salaries [Member]
Schedule of Salaries [Line Items]
Total salaries	53,024	18,044
13º Salaries [Member]
Schedule of Salaries [Line Items]
Total salaries	10,139	11,754
Vacation [Member]
Schedule of Salaries [Line Items]
Total salaries	$ 1,082	$ 1,129